EMPLOYEE BENEFITS OBLIGATIONS - MOVEMENT (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 26, 2016	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Beginning of the year		¥ 34,043	¥ 13,380
Additions	¥ (24,727)		24,727
Payments		(3,298)	(4,064)
End of the year		¥ 30,745	¥ 34,043